Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 111,763	$ 103,453	$ 87,118
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	200,469	190,463	190,082
Deferred income taxes	56,467	50,111	42,798
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(61,641)	10,117	11,107
Accrued utility revenue	(5,900)	7,300	900
Deferred purchased gas costs	(52,885)	33,013	56,902
Accounts payable	15,826	6,680	(32,578)
Accrued taxes	14,979	(15,240)	22,497
Other current assets and liabilities	(3,347)	12,895	32,733
Gains on sale	(3,307)	(1,547)	(3,291)
Changes in undistributed stock compensation	6,125	4,429	3,942
AFUDC and property-related changes	(1,154)	(945)	(1,221)
Changes in other assets and deferred charges	11,025	(12,262)	(15,553)
Changes in other liabilities and deferred credits	(36,378)	(17,474)	10,366
Net cash provided by operating activities	252,042	370,993	405,802
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(380,991)	(215,439)	(216,985)
Restricted cash	24,996	11,988	(49,769)
Changes in customer advances	(7,771)	(830)	(2,476)
Miscellaneous inflows	7,686	4,075	7,933
Miscellaneous outflows	(2,719)	(2,800)	(3,620)
Net cash provided by (used in) investing activities	(358,799)	(203,006)	(264,917)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	7,402	11,098	18,401
Dividends paid	(47,929)	(44,846)	(41,950)
Interest rate swap settlement		(11,691)
Issuance of long-term debt, net	274,598	123,960	49,834
Retirement of long-term debt	(330,473)	(3,327)	(15,654)
Redemption of subordinated debentures		(100,000)
Change in credit facility	109,000	(92,400)	(57,600)
Change in short-term debt			(55,000)
Net cash provided by (used in) financing activities	12,598	(117,206)	(101,969)
Change in cash and cash equivalents	(94,159)	50,781	38,916
Cash and cash equivalents at beginning of period	116,096	65,315	26,399
Cash and cash equivalents at end of period	21,937	116,096	65,315
Supplemental information:
Interest paid, net of amounts capitalized	69,842	87,000	80,771
Income taxes paid (received)	$ (13,635)	$ 19,200	$ (21,616)